Financial instruments - additional disclosures (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 10,353	$ 12,020
Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	106	355
Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	(143)	(91)
Derivative financial instruments, at fair value currency related [member] | Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	10,194	11,944
Derivative financial instruments, commodity purchase contract	159	76
Derivative financial instruments, at fair value currency related [member] | Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	81	335
Derivative financial instruments, commodity purchase contract	25	20
Derivative financial instruments, at fair value currency related [member] | Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	$ (143)	$ (91)